Convertible Notes Payable and Shareholder Demand Note Receivable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Oct. 31, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)
Debt Instrument [Line Items]
Interest income from shareholder demand note receivable			$ 763,995
Proceeds from issuance of convertible notes payable	$ 50,000,000
Interest expense	21,357,196	$ 3,281,715
Amortization of debt discount	12,278,301	$ 192,020
2017 Shareholder Notes
Debt Instrument [Line Items]
Number of convertible promissory notes payable		6
Proceeds from issuance of convertible notes payable		$ 50,000,000
Interest rate		8.00%
Aggregate principal amount permitted to borrow							$ 52,400,000
Interest expense	6,595,727	$ 2,246,222	$ 0
2017 Shareholder Notes | Conversion of Series A Preferred Shares
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 2.30769
2018 New Investor Notes
Debt Instrument [Line Items]
Interest rate							7.00%
Aggregate principal amount permitted to borrow					$ 50,000,000		$ 30,000,000
Line of credit facility maximum borrowing capacity						$ 65,000,000
Premium percentage							25.00%
2018 Shareholder Note
Debt Instrument [Line Items]
Interest rate				7.00%
Aggregate principal amount permitted to borrow				$ 25,000,000
Line of credit facility maximum borrowing capacity				$ 30,000,000
Premium percentage				25.00%
Amortization of debt discount	$ 11,861,010